Related Parties - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Agreement shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits	$ 4,800	$ 6,000	$ 6,300
Key management personnel compensation, share-based payments in shares | shares	929,765
Key management personnel non-cash stock-based compensation expense recognized	$ 400
Mr. Godard [member]
Disclosure of transactions between related parties [line items]
Number of service agreements | Agreement	2
Compensation paid for consultancy services		$ 71	$ 58